Segments Disclosures - Depreciation and Amortization on the Consolidated Statements of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [abstract]
Depreciation and amortization expense on the Consolidated Statements of Earnings (Loss)	$ 599	$ 529	$ 654
Depreciation included in fuel and purchased power	0	190	144
Depreciation and amortization on the Consolidated Statements of Cash Flows	$ 599	$ 719	$ 798